BORROWINGS AND OTHER FINANCING ARRANGEMENTS (Schedule Of Capital Lease Future Payments) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
2018	$ 2,149,749
2019	6,071,530
2020	6,510,005
2021	6,670,450
2022	6,670,450
2023 and later	10,782,597
Total minimum lease payments	38,854,781
Less: Amount representing interest	(9,555,982)
Present value of net minimum lease payments	29,298,799
Current portion	369,046	$ 0
Non-current portion	28,929,753
Non-current portion for failed sale and lease back	38,575,716
Total failed sale-lease back and capital lease liabilities	$ 67,505,469	$ 0